Stock Options - Schedule of Changes in Stock Options (Details)	9 Months Ended		12 Months Ended
	Jul. 31, 2025 $ / shares	Jul. 31, 2025 $ / shares $ / shares	Oct. 31, 2024 $ / shares	Oct. 31, 2024 $ / shares	Jul. 31, 2025 $ / shares
Schedule of Changes in Stock Options [Abstract]
Number of options Outstanding, Balance	5,521	5,521	5,588	5,588
Weighted average exercise price Outstanding, Balance | (per share)	$ 432.38	$ 601.71	$ 434.82	$ 603.12
Number of options, Expired			(67)	(67)
Weighted average exercise price, Expired | (per share)			$ 533.14	$ 720
Number of options Outstanding, Balance	5,521	5,521	5,521	5,521
Weighted average exercise price Outstanding, Balance | (per share)	$ 434.63	$ 601.7	$ 432.38	$ 601.71
Number of options Outstanding, Exercisable	5,509	5,509			5,509
Weighted average exercise price Outstanding, Exercisable | (per share)	$ 435.53	$ 435.53			$ 602.94